JPMorgan Small Cap Equity Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(7.97%)	1.76%	7.72%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(12.35%)	(1.62%)	5.31%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.48%)	1.21%	6.02%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(4.39%)	2.35%	7.88%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	(2.64%)	3.13%	8.60%